Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2025 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2025 Fund - Class A
Bar Chart Table:
Annual Return 2019	19.80%
Annual Return 2020	13.87%
Annual Return 2021	9.38%
Annual Return 2022	(17.46%)